Prepayment and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Current Assets [Abstract]
Deductible VAT	¥ 1,418		¥ 365
Deposits	3,137		2,785
Receivables due from third-party online payment platforms	2		480
Staff advances	306		588
Prepaid promotion expenses	5,104		8,082
Receivable from borrowers for the guarantee payment to commercial bank	18,163		18,163
Others	167,657		4,405
Less: provisions for prepayment and other current assets	(19,917)		(19,917)
Total prepayment and other current assets, net	¥ 175,870	$ 24,551	¥ 14,951